Offerings - Offering: 1	Jun. 03, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 437,325,379.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 60,394.63
Offering Note

(1)
Aggregate number of securities to which transaction applies: As of June 1, 2026, the maximum number of shares of common stock, par value $0.0001 (“common stock”) of Cross Country Healthcare, Inc. (“Cross Country”) to which this transaction applies is estimated to be 33,005,689, which consists of (a) 31,008,174 shares of Cross Country’s common stock, par value $0.0001 (“common stock”), outstanding, entitled to receive the per share merger consideration of $13.25; (b) 1,298,310 shares of common stock issuable upon the vesting of the outstanding restricted stock awards that will vest in connection with the merger, entitled to receive the per share merger consideration of $13.25; and (c) 699,205 shares of common stock issuable upon the vesting of the outstanding performance stock awards that will vest in connection with the merger, entitled to receive the per share merger consideration of $13.25.

(2)
Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of June 1, 2026, the underlying value of the transaction was calculated as the sum of (a) the product of 31,008,174 shares of common stock outstanding and the per share merger consideration of $13.25; (b) the product of 1,298,310 shares of common stock issuable upon the vesting of the outstanding restricted stock awards that will vest in connection with the merger and the per share merger consideration of $13.25; and (c) the product of 699,205 shares of common stock issuable upon the vesting of outstanding performance stock awards that will vest in connection with the merger and the per share merger consideration of $13.25. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.0001381.